ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable Details
Accounts receivable		$ 32,134	$ 65,929
Less: Allowance for doubtful accounts		0	(10,000)
Accounts receivable, net	$ 12,488	$ 32,134	$ 55,929